Schwab Strategic Trust
Schwab U.S. REIT ETF™

Portfolio Holdings as of May 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 100.0% of net assets

Diversified REITs 2.1%
American Assets Trust, Inc.	297,864	13,520,047
Liberty Property Trust	1,165,140	55,309,196
PS Business Parks, Inc.	157,194	25,295,659
Washington Real Estate Investment Trust	629,943	16,762,783
		110,887,685

Health Care REITs 11.4%
HCP, Inc.	3,762,677	119,314,487
Healthcare Realty Trust, Inc.	987,491	31,836,710
LTC Properties, Inc.	313,117	14,011,986
Senior Housing Properties Trust	1,874,734	14,772,904
Universal Health Realty Income Trust	99,442	8,151,261
Ventas, Inc.	2,805,161	180,371,852
Welltower, Inc.	3,042,751	247,132,236
		615,591,436

Hotel & Resort REITs 7.3%
Apple Hospitality REIT, Inc.	1,692,571	26,133,296
Ashford Hospitality Trust, Inc.	679,340	3,029,856
Chatham Lodging Trust	367,690	7,000,818
Chesapeake Lodging Trust	479,141	13,784,887
CorePoint Lodging, Inc.	314,813	3,815,534
DiamondRock Hospitality Co.	1,587,510	15,732,224
Hersha Hospitality Trust	282,449	4,815,755
Hospitality Properties Trust	1,295,818	32,226,994
Host Hotels & Resorts, Inc.	5,831,822	105,614,296
Park Hotels & Resorts, Inc.	1,584,940	43,776,043
Pebblebrook Hotel Trust	1,026,979	28,580,826
RLJ Lodging Trust	1,379,191	23,680,709
Ryman Hospitality Properties, Inc.	404,493	32,339,215
Summit Hotel Properties, Inc.	822,898	9,405,724
Sunstone Hotel Investors, Inc.	1,796,655	24,111,110
Xenia Hotels & Resorts, Inc.	886,701	18,540,918
		392,588,205

Industrial REITs 10.1%
Duke Realty Corp.	2,829,175	85,129,876
EastGroup Properties, Inc.	287,462	31,908,282
First Industrial Realty Trust, Inc.	997,436	34,621,004
Prologis, Inc.	4,964,354	365,723,959
Rexford Industrial Realty, Inc.	819,600	30,980,880
		548,364,001

Office REITs 16.3%
Alexandria Real Estate Equities, Inc.	887,814	129,984,848
Boston Properties, Inc.	1,216,856	159,201,270
Brandywine Realty Trust	1,393,026	21,048,623
Columbia Property Trust, Inc.	920,549	19,681,338
Corporate Office Properties Trust	867,995	24,164,981
Security	Number of Shares	Value ($)
Cousins Properties, Inc.	3,307,860	29,936,133
Douglas Emmett, Inc.	1,273,509	51,309,678
Easterly Government Properties, Inc.	535,720	9,862,605
Equity Commonwealth	958,071	31,204,372
Franklin Street Properties Corp.	844,380	6,113,311
Highwoods Properties, Inc.	816,005	35,789,979
Hudson Pacific Properties, Inc.	1,215,420	40,607,182
JBG SMITH Properties	939,808	37,113,018
Kilroy Realty Corp.	795,146	58,610,212
Mack-Cali Realty Corp.	712,238	16,182,047
NorthStar Realty Europe Corp.	391,179	6,442,718
Paramount Group, Inc.	1,580,119	22,516,696
Piedmont Office Realty Trust, Inc., Class A	989,247	20,111,391
SL Green Realty Corp.	659,150	56,686,900
Tier REIT, Inc.	425,018	11,441,485
Vornado Realty Trust	1,365,561	90,441,105
		878,449,892

Residential REITs 23.8%
American Campus Communities, Inc.	1,079,170	49,987,154
American Homes 4 Rent, Class A	2,028,241	49,509,363
Apartment Investment & Management Co., Class A	1,224,056	61,141,597
AvalonBay Communities, Inc.	1,090,716	221,426,255
Camden Property Trust	760,950	78,651,792
Equity LifeStyle Properties, Inc.	708,078	86,144,769
Equity Residential	2,913,183	223,062,422
Essex Property Trust, Inc.	517,312	150,920,603
Front Yard Residential Corp.	385,920	4,414,925
Independence Realty Trust, Inc.	705,213	7,743,239
Invitation Homes, Inc.	2,665,324	68,312,254
Mid-America Apartment Communities, Inc.	896,853	102,402,676
Sun Communities, Inc.	680,202	85,889,107
UDR, Inc.	2,170,251	97,183,840
		1,286,789,996

Retail REITs 16.1%
Acadia Realty Trust	642,750	17,579,212
Brixmor Property Group, Inc.	2,352,216	40,340,504
CBL & Associates Properties, Inc. (a)	1,348,942	1,098,443
Federal Realty Investment Trust	585,647	76,561,632
Kimco Realty Corp.	3,318,919	57,749,191
Kite Realty Group Trust	660,289	10,036,393
Pennsylvania Real Estate Investment Trust (a)	466,365	2,989,400
Regency Centers Corp.	1,319,186	87,013,509
Retail Opportunity Investments Corp.	899,134	15,051,503
Retail Properties of America, Inc., Class A	1,681,813	19,996,757
Retail Value, Inc.	120,120	3,834,230
RPT Realty	630,213	7,669,692
Seritage Growth Properties, Class A	218,723	9,146,996
Simon Property Group, Inc.	2,433,242	394,404,196
SITE Centers Corp.	1,132,122	14,457,198
Tanger Factory Outlet Centers, Inc.	738,380	12,522,925
Taubman Centers, Inc.	481,202	21,346,121

Schwab U.S. REIT ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Macerich Co.	834,432	30,314,915
Urban Edge Properties	946,406	16,325,503
Washington Prime Group, Inc.	1,462,101	5,994,614
Weingarten Realty Investors	941,447	26,548,805
		870,981,739

Specialized REITs 12.9%
CubeSmart	1,467,194	49,473,782
Digital Realty Trust, Inc.	1,636,736	192,676,562
Extra Space Storage, Inc.	1,002,538	107,431,972
Life Storage, Inc.	367,415	35,374,716
National Storage Affiliates Trust	447,230	13,322,982
Public Storage	1,181,838	281,135,623
QTS Realty Trust, Inc., Class A	433,413	20,010,678
		699,426,315
Total Common Stock
(Cost $4,981,516,912)		5,403,079,269

Other Investment Companies 0.2% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.32% (b)	7,667,352	7,667,352

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 2.30% (b)	3,807,831	3,807,831
Total Other Investment Companies
(Cost $11,475,183)		11,475,183

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Dow Jones U.S. Real Estate Index, expires 06/21/19	50	1,708,500	(22,244)
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,382,874.
(b)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$5,403,079,269	$—	$—	$5,403,079,269
Other Investment Companies[1]	11,475,183	—	—	11,475,183
Liabilities
Futures Contracts[2]	(22,244)	—	—	(22,244)
Total	$5,414,532,208	$—	$—	$5,414,532,208
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. REIT ETF
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by the underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

Schwab U.S. REIT ETF
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
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